UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-22041

                                                         Gabelli 787 Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                                     Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments — January 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 90.8%
	CONSUMER DISCRETIONARY — 22.9%
	Auto Components — 5.4%
60,000	Cooper Tire & Rubber Co.	$2,087,400
10,000	Tenneco Inc.†	514,200
90,000	TRW Automotive Holdings Corp.†	9,285,300

		11,886,900

	Diversified Consumer Services — 0.0%
10,000	Corinthian Colleges Inc.†	610
2,000	Funespana SA†	16,679

		17,289

	Hotels, Restaurants, and Leisure — 2.0%
8,000	Belmond Ltd., Cl. A†	87,920
3,000	Churchill Downs Inc.	284,970
180,000	Dover Motorsports Inc.	475,200
14,000	Eldorado Resorts Inc.†	55,510
200,000	International Game Technology	3,384,000

		4,287,600

	Household Durables — 0.1%
6,000	Brookfield Residential Properties Inc.†	144,720
10,000	Nobility Homes Inc.†	94,000
18,000	Skyline Corp.†	67,500

		306,220

	Media — 12.1%
100,000	ACME Communications Inc.†	3,400
155,000	Clear Channel Outdoor Holdings Inc., Cl. A	1,402,750
80,000	Crown Media Holdings Inc., Cl. A†	256,000
70,000	DIRECTV†	5,969,600
3,600	Discovery Communications Inc., Cl. A†	104,346
10,800	Discovery Communications Inc., Cl. C†	301,104
20,000	DISH Network Corp., Cl. A†	1,407,000
5,000	Liberty Broadband Corp., Cl. A†	222,350
13,091	Liberty Broadband Corp., Cl. C†	581,240
18,866	Liberty Global plc, Cl. A†	881,419
38,000	Liberty Global plc, Cl. C†	1,732,420
20,000	Liberty Media Corp., Cl. A†	681,000
30,000	Liberty Media Corp., Cl. C†	1,023,600
30,000	Media General Inc.†	429,000
4,000	Scripps Networks Interactive Inc., Cl. A	284,360
20,000	Shaw Communications Inc., Cl. B	462,800
229,200	Sky Deutschland AG†	1,723,092
20,000	Starz, Cl. A†	590,400
80,000	Telenet Group Holding NV†	4,448,111
27,000	Time Warner Cable Inc.	3,675,510
4,000	Time Warner Inc.	311,720

		26,491,222

	Specialty Retail — 3.3%
8,000	Aaron’s Inc.†	253,280
6,000	Blyth Inc.	44,460

Shares		Market Value
70,000	PetSmart Inc.	$5,719,350
12,000	Pier 1 Imports Inc.	201,720
110,000	The Pep Boys - Manny, Moe & Jack†	927,300

		7,146,110

	TOTAL CONSUMER DISCRETIONARY	50,135,341

	HEALTH CARE — 13.2%
	Biotechnology — 2.4%
6,800	Bio-Rad Laboratories Inc., Cl. A†	778,396
55,000	NPS Pharmaceuticals Inc.†	2,522,300
5,000	QLT Inc.†	21,500
8,500	Shire plc, ADR	1,863,710

		5,185,906

	Health Care Equipment and Supplies — 3.4%
3,000	Alere Inc.†	122,070
110,000	ArthroCare Corp. Stub†	38,500
8,500	CareFusion Corp.†	504,050
12,000	Exactech Inc.†	249,480
6,000	ICU Medical Inc.†	501,480
18,000	Medtronic plc	1,285,200
10,000	Smith & Nephew plc, ADR	358,000
250,000	Volcano Corp.†	4,492,500
992	Wright Medical Group Inc.†	24,215

		7,575,495

	Health Care Providers and Services — 2.2%
1,000	Chemed Corp.	101,140
2,000	Gentiva Health Services Inc.†	38,840
25,000	MWI Veterinary Supply Inc.†	4,741,750

		4,881,730

	Life Sciences Tools and Services — 3.4%
34,000	Covance Inc.†	3,611,140
4,200	Illumina Inc.†	819,798
73,000	WuXi PharmaTech Cayman Inc., ADR†	2,927,300

		7,358,238

	Pharmaceuticals — 1.8%
4,000	Allergan Inc.	877,040
18,000	AstraZeneca plc, ADR	1,278,720
26,000	Bristol-Myers Squibb Co.	1,567,020
5,991	Grifols SA, ADR	206,450

		3,929,230

	TOTAL HEALTH CARE	28,930,599

	FINANCIALS — 10.8%
	Capital Markets — 0.1%
50,000	BKF Capital Group Inc.†	63,500
3,000	Kinnevik Investment AB, Cl. A	90,172

		153,672

	Commercial Banks — 1.5%
1,000	City National Corp.	86,690

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
	Commercial Banks (Continued)
160,000	First Niagara Financial Group Inc.	$1,299,200
35,000	Hilltop Holdings Inc.†	635,250
100,000	Hudson City Bancorp Inc.	897,000
20,025	Sterling Bancorp	263,929
3,000	The Bank of Kentucky Financial Corp.	133,320

		3,315,389

	Consumer Finance — 1.2%
90,000	Navient Corp.	1,776,600
100,000	SLM Corp.	911,000

		2,687,600

	Insurance — 6.2%
1,500	Argo Group International Holdings Ltd.	80,235
1,000	Aspen Insurance Holdings Ltd.	43,320
34,500	National Interstate Corp.	889,065
3,000	Platinum Underwriters Holdings Ltd.	221,490
170,000	Protective Life Corp.	11,891,500
4,000	Schweizerische National-Versicherungs-Gesellschaft AG	350,686

		13,476,296

	Real Estate Management and Development — 1.8%
2,000	GAGFAH SA†	44,567
38,000	Ryman Hospitality Properties Inc.	2,086,200
23,000	Ventas Inc.	1,835,630

		3,966,397

	TOTAL FINANCIALS	23,599,354

	MATERIALS — 8.4%
	Building Products — 1.1%
100,000	Griffon Corp.	1,469,000
12,000	Vulcan Materials Co.	846,120

		2,315,120

	Chemicals — 3.9%
7,500	Albemarle Corp.	361,950
10,000	Auriga Industries A/S, Cl. B†	473,815
2,000	Penford Corp.†	37,640
30,000	SGL Carbon SE†	478,496
52,000	Sigma-Aldrich Corp.	7,151,040

		8,502,941

	Containers and Packaging — 2.3%
9,000	Greif Inc., Cl. B	394,290
284,000	Myers Industries Inc.	4,728,600

		5,122,890

	Metals and Mining — 0.9%
95,000	Alcoa Inc.	1,486,750
1,000	Allegheny Technologies Inc.	28,530

Shares		Market Value
80,000	AuRico Gold Inc.	$315,200
20,000	Chaparral Gold Corp.†	9,444
19,000	Pan American Silver Corp.	222,491

		2,062,415

	Paper and Forest Products — 0.2%
115,000	Ainsworth Lumber Co. Ltd.†	329,425

	TOTAL MATERIALS	18,332,791

	INFORMATION TECHNOLOGY — 7.4%
	Communications Equipment — 2.1%
156,900	Eltek ASA	234,561
35,000	Emulex Corp.†	219,100
200,000	Riverbed Technology Inc.†	4,116,000

		4,569,661

	Electrical Equipment and Instruments — 0.0%
500	Data Modul AG	15,481
1,000	Park Electrochemical Corp.	21,710

		37,191

	Semiconductors and Semiconductor Equipment — 0.1%
10,000	MoSys Inc.†	20,100
300	OmniVision Technologies Inc.†	8,112
18,000	Silicon Image Inc.†	130,680
3,000	Viasystems Group Inc.†	48,030
2,500	Xcerra Corp.†	19,200

		226,122

	Software — 5.2%
60,000	Advanced Computer Software Group plc	125,392
38,000	BMC Software Stub†	1,900
14,000	Covisint Corp.†	31,080
35,744	Digital River Inc.†	912,544
75,000	FalconStor Software Inc.†	103,500
1,000	PubliGroupe AG	231,431
380,000	Sapient Corp.†	9,446,800
18,000	Take-Two Interactive Software Inc.†	534,960

		11,387,607

	TOTAL INFORMATION TECHNOLOGY	16,220,581

	ENERGY — 7.3%
	Energy Equipment and Services — 4.3%
4,000	Baker Hughes Inc.	231,960
115,000	Dresser-Rand Group Inc.†	9,209,200

		9,441,160

	Oil, Gas, and Consumable Fuels — 3.0%
460,000	Alvopetro Energy Ltd.†	121,272
7,000	Anadarko Petroleum Corp.	572,250
100,000	Dragon Oil plc	838,957
345,000	Gulf Coast Ultra Deep Royalty Trust†	369,150
10,000	Halcon Resources Corp.†	14,000

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	ENERGY (Continued)
	Oil, Gas, and Consumable Fuels (Continued)
1,000	REC Solar ASA†	$13,202
444,000	Talisman Energy Inc.	3,338,880
140,000	WesternZagros Resources Ltd.†	46,824
39,500	Whiting Petroleum Corp.†	1,185,790

		6,500,325

	TOTAL ENERGY	15,941,485

	CONSUMER STAPLES — 5.8%
	Consumer Products — 0.4%
50,000	Avon Products Inc.	387,000
8,000	Lorillard Inc.	524,880

		911,880

	Food and Staples Retailing — 3.8%
14,000	Casey’s General Stores Inc.	1,278,200
5,000	CST Brands Inc.	215,500
10,000	Family Dollar Stores Inc.	761,000
26,000	Nutreco NV	1,323,563
6,400	SpartanNash Co.	164,864
102,000	The Pantry Inc.†	3,763,800
29,700	Village Super Market Inc., Cl. A	860,409

		8,367,336

	Food Products — 1.6%
4,500	Flowers Foods Inc.	88,020
40,000	GrainCorp Ltd., Cl. A	277,458
500,000	Parmalat SpA	1,418,143
6,000	Post Holdings Inc.†	283,500
42,000	Tootsie Roll Industries Inc.	1,309,980
1,000	Warrnambool Cheese & Butter Factory Co. Holding Ltd.†	6,170
550,000	Yashili International Holdings Ltd.	170,981

		3,554,252

	TOTAL CONSUMER STAPLES	12,833,468

	TELECOMMUNICATION SERVICES — 5.7%
	Diversified Telecommunications Services — 3.2%
280,000	Asia Satellite Telecommunications Holdings Ltd.	975,194
150,000	Cincinnati Bell Inc.†	439,500
5,000	GLENTEL Inc.	98,292
320,000	Jazztel plc†	4,538,058
220,000	Koninklijke KPN NV	682,901
3,500	Level 3 Communications Inc.†	174,090
1,000	Loral Space & Communications Inc.†	71,910
1,000	Rogers Communications Inc., Cl. B	35,630

		7,015,575

	Wireless Telecommunications Services — 2.5%
22,000	Millicom International Cellular SA, SDR	1,403,882
70,000	Sprint Corp.†	301,000

Shares		Market Value
9,000	Telephone & Data Systems Inc.	$209,250
40,000	T-Mobile US Inc.†	1,207,200
70,000	United States Cellular Corp.†	2,435,300

		5,556,632

	TOTAL TELECOMMUNICATION SERVICES	12,572,207

	UTILITIES — 4.8%
	Electric Utilities — 2.4%
50,000	Cleco Corp.	2,718,000
40,000	Endesa SA	799,358
2,000	Hawaiian Electric Industries Inc.	68,600
62,000	Pepco Holdings Inc.	1,701,900

		5,287,858

	Gas Utilities — 0.1%
4,000	Southwest Gas Corp.	245,840

	Independent Power Producers and Energy Traders — 0.0%
75,000	GenOn Energy Inc., Escrow†	0

	Multi-Utilities — 1.8%
6,000	Integrys Energy Group Inc.	486,600
60,000	NorthWestern Corp.	3,465,600

		3,952,200

	Water — 0.5%
30,000	Severn Trent plc	972,407

	TOTAL UTILITIES	10,458,305

	INDUSTRIALS — 4.5%
	Aerospace and Defense — 0.9%
20,000	Exelis Inc.	342,200
40,000	Kaman Corp.	1,520,800

		1,863,000

	Air Freight and Logistics — 0.2%
78,000	TNT Express NV	513,325

	Commercial Services and Supplies — 2.0%
30,000	Blackhawk Network Holdings Inc., Cl. B†	993,300
300	Courier Corp.	7,041
7,000	Rollins Inc.	231,350
10,000	The Brink’s Co.	224,100
150,000	The Interpublic Group of Companies Inc.	2,991,000
10,000	United Envirotech Ltd.	11,975
1,111	Vectrus Inc.†	30,930

		4,489,696

	Construction and Engineering — 0.0%
2,000	AMEC Foster Wheeler plc, ADR	23,780
2,000	Sanitec Oyj†	22,963
5,000	Vicwest Inc.	49,225

		95,968

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Schedule of Investments (Continued) — January 31, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
	Machinery — 0.7%
8,000	CIRCOR International Inc.	$395,120
8,000	CNH Industrial NV	60,884
30,000	Xylem Inc.	1,023,000

		1,479,004

	Railroads and Transportation — 0.7%
1,000	GATX Corp.	57,150
49,000	Navistar International Corp.†	1,441,580

		1,498,730

	TOTAL INDUSTRIALS	9,939,723

	TOTAL COMMON STOCKS	198,963,854

	RIGHTS — 2.6%
	CONSUMER DISCRETIONARY — 2.1%
225,000	Zale Corp.†	4,725,000

	TELECOMMUNICATION SERVICES — 0.4%
315,000	Leap Wireless International Inc., CVR, expire 03/14/16†	793,800

	HEALTH CARE — 0.1%
20,000	Adolor Corp., CPR, expire 07/01/19†	10,400
13,000	Ambit Biosciences Corp., CVR†	7,800
5,000	American Medical Alert Corp.†	50
11,000	Chelsea Therapeutics International Ltd., CVR†	1,210
10,000	Cubist Pharmaceuticals Inc., CVR†	590
20,000	Durata Therapeutics Inc., CVR†	23,200
4,700	Furiex Pharmaceuticals Inc., CVR†	45,919
100	Omthera Pharmaceuticals Inc., expire 12/31/20†	60
23,200	Prosensa Holding NV, CVR†	22,968
156,000	Teva Pharmaceutical Industries Ltd., CPR, expire 02/20/23†	82,680
86,000	Trius Therapeutics, CVR†	11,180

		206,057

	FOOD AND STAPLES RETAILING — 0.0%
220,000	Safeway Inc., CVR, expire 01/30/19†	103,400

Shares		Market Value
220,000	Safeway Inc., CVR, expire 01/30/17†	$10,736

		114,136

	TOTAL RIGHTS	5,838,993

	WARRANTS — 0.1%
	ENERGY — 0.1%
	Oil, Gas, and Consumable Fuels — 0.1%
45,000	Kinder Morgan Inc., expire 05/25/17†	170,100

	MATERIALS — 0.0%
	Metals and Mining — 0.0%
850	HudBay Minerals Inc., expire 07/20/18†	562

	TOTAL WARRANTS	170,662

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 6.5%
$14,204,000	U.S. Treasury Bills, 0.005% to 0.060%††, 02/12/15 to 07/30/15(a)	14,202,987

	TOTAL INVESTMENTS — 100.0% (Cost $208,244,296)	$219,176,496

	Aggregate tax cost	$211,106,816

	Gross unrealized appreciation	$23,085,023
	Gross unrealized depreciation	(15,015,343)

	Net unrealized appreciation/depreciation	$8,069,680

(a)	At January 31, 2015, $2,122,000 of the principal amount was pledged as collateral.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPR	Contingent Payment Right
CVR	Contingent Value Right
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of January 31, 2015 is as follows:

	Valuation Inputs
	Level 1	Level 2 Other Significant	Level 3 Significant	Total Market Value
	Quoted Prices	Observable Inputs	Unobservable Inputs	at 1/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Health Care Equipment and Supplies	$7,536,995	—	$38,500	$7,575,495
Other Industries (a)	21,355,104	—	—	21,355,104
Information Technology
Software	11,385,707	—	1,900	11,387,607
Other Industries (a)	4,832,974	—	—	4,832,974
Utilities
Independent Power Producers and Energy Traders	—	—	0	0
Other Industries (a)	10,458,305	—	—	10,458,305
All Other Industries (a)	143,354,369	—	—	143,354,369
Total Common Stocks	198,923,454	—	40,400	198,963,854
Rights	590	—	5,838,403	5,838,993
Warrants	170,662	—	—	170,662
U.S. Government Obligations	—	$14,202,987	—	14,202,987
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$199,094,706	$14,202,987	$5,878,803	$219,176,496

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1 and Level 2 during the period ended January 31, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The following table reconciles Level 3 investments for which significant unobservable inputs were used to determine fair value:

										Net change
										in unrealized
										appreciation/
										depreciation
										during the
										period on
				Change in						Level 3
	Balance	Accrued	Realized	unrealized			Transfers	Transfers	Balance	investments
	as of	discounts/	gain/	appreciation/			into	out of	as of	still held at
	10/31/14	(premiums)	(loss)	depreciation	Purchases	Sales	Level 3††	Level 3††	1/31/15	1/31/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Health Care
Health Care Equipment and Supplies	$38,500	$—	$—	$—	$—	$—	$—	$—	$38,500	$—
Information Technology Software	1,900	—	—	—	—	—	—	—	1,900	—
Utilities
Independent Power Producers and Energy Traders	0	—	—	—	—	—	—	—	0	—
Total Common Stocks	40,400	—	—	—	—	—	—	—	40,400	—
Rights	5,674,099	—	—	100,033	64,271	—	—	—	5,838,403	103,833
TOTAL INVESTMENTS IN SECURITIES	$5,714,499	$—	$—	$100,033	$64,271	$—	$—	$—	$5,878,803	$103,833

†† The Fund’s policy is to recognize transfers into and out of Level 3 as of the beginning of the reporting period.

The following tables summarize the valuation techniques used and unobservable inputs utilized to determine the value of certain of the Fund’s Level 3 investments as of January 31, 2015:

Description	Balance at 1/31/15	Valuation Technique	Unobservable Input	Range
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Rights	$4,725,000	Acquisition price	Discount Range	0%
Rights	1,113,403	Last available closing price	Discount Range	0%
All Other Investments (a)	40,400

	$5,878,803

(a)	Includes fair value securities of investments developed using various valuation techniques and unobservable inputs.

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Range	Decrease	Increase

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at January 31, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. There were no forward foreign exchange contracts held at January 31, 2015.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At January 31, 2015, there were no securities sold short outstanding.

Gabelli Enterprise Mergers and Acquisitions Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At October 31, 2014, the Fund had a net capital loss carryforward for federal income tax purposes of $23,887,581 which is available to reduce future required distributions of net capital gains to shareholders through 2017. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli 787 Fund, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 3/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 3/25/2015

By (Signature and Title)* /s/ Agnes Mullady Agnes Mullady, Principal Financial Officer and Treasurer

Date 3/25/2015

* Print the name and title of each signing officer under his or her signature.